Significant Acquisitions And Divestitures (Summary Of Pro Forma Information) (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Business Combinations [Abstract]
Pro forma revenues	$ 155,474	$ 92,033	$ 199,982
Pro forma income (loss)	$ 8,016	$ (92,864)	$ (157,230)